Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Index Funds, Inc.
Entity Central Index Key	0001026144
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000008448 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI EAFE International Index Fund
Class Name	Institutional Shares
Trading Symbol	MAIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI EAFE International Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5	0.09%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%	[1]
Net Assets	$ 12,110,785,950
Holdings Count | Holding	703
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$12,110,785,950
Number of Portfolio Holdings	703
Portfolio Turnover Rate	6%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Japan	21.4%
United Kingdom	11.2%
Germany	10.2%
France	9.3%
Switzerland	7.7%
United States	7.6%
Australia	6.8%
Netherlands	4.2%
Spain	3.1%
Italy	3.1%
Other#	14.3%
Other Assets Less Liabilities	1.1%
Ten largest holdings
Security(a)	Percent of Net Assets
SAP SE	1.7%
ASML Holding NV	1.6%
Nestle SA, Class N	1.3%
Novartis AG, Class N	1.2%
Roche Holding AG	1.2%
Novo Nordisk A/S, Class B	1.2%
AstraZeneca PLC	1.1%
HSBC Holdings PLC	1.1%
Shell PLC	1.1%
Commonwealth Bank of Australia	1.1%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
SAP SE	1.7%
ASML Holding NV	1.6%
Nestle SA, Class N	1.3%
Novartis AG, Class N	1.2%
Roche Holding AG	1.2%
Novo Nordisk A/S, Class B	1.2%
AstraZeneca PLC	1.1%
HSBC Holdings PLC	1.1%
Shell PLC	1.1%
Commonwealth Bank of Australia	1.1%
(a)Excludes short-term securities.
C000099169 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell 2000 Small-Cap Index Fund
Class Name	Class K Shares
Trading Symbol	BDBKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Russell 2000 Small-Cap Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Master Small Cap Index Series (the “Series”), a series of Quantitative Master Series LLC. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$3(a)	0.07%(a)(b)
(a)	Because the Fund invests all of its assets in the Series, the expense example reflects the net expenses of both the Fund and the Series.
(b)	Annualized.

Expenses Paid, Amount	$ 3	[2]
Expense Ratio, Percent	0.07%	[2],[3]
Net Assets	$ 2,756,036,586
Holdings Count | Holding	1
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,756,036,586
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Series	15%

C000008447 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI EAFE International Index Fund
Class Name	Investor A Shares
Trading Symbol	MDIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI EAFE International Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$19	0.34%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.34%	[4]
Net Assets	$ 12,110,785,950
Holdings Count | Holding	703
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$12,110,785,950
Number of Portfolio Holdings	703
Portfolio Turnover Rate	6%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Japan	21.4%
United Kingdom	11.2%
Germany	10.2%
France	9.3%
Switzerland	7.7%
United States	7.6%
Australia	6.8%
Netherlands	4.2%
Spain	3.1%
Italy	3.1%
Other#	14.3%
Other Assets Less Liabilities	1.1%
Ten largest holdings
Security(a)	Percent of Net Assets
SAP SE	1.7%
ASML Holding NV	1.6%
Nestle SA, Class N	1.3%
Novartis AG, Class N	1.2%
Roche Holding AG	1.2%
Novo Nordisk A/S, Class B	1.2%
AstraZeneca PLC	1.1%
HSBC Holdings PLC	1.1%
Shell PLC	1.1%
Commonwealth Bank of Australia	1.1%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
SAP SE	1.7%
ASML Holding NV	1.6%
Nestle SA, Class N	1.3%
Novartis AG, Class N	1.2%
Roche Holding AG	1.2%
Novo Nordisk A/S, Class B	1.2%
AstraZeneca PLC	1.1%
HSBC Holdings PLC	1.1%
Shell PLC	1.1%
Commonwealth Bank of Australia	1.1%
(a)Excludes short-term securities.
C000201956 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI EAFE International Index Fund
Class Name	Investor P Shares
Trading Symbol	BTMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI EAFE International Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$19	0.34%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.34%	[5]
Net Assets	$ 12,110,785,950
Holdings Count | Holding	703
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$12,110,785,950
Number of Portfolio Holdings	703
Portfolio Turnover Rate	6%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Japan	21.4%
United Kingdom	11.2%
Germany	10.2%
France	9.3%
Switzerland	7.7%
United States	7.6%
Australia	6.8%
Netherlands	4.2%
Spain	3.1%
Italy	3.1%
Other#	14.3%
Other Assets Less Liabilities	1.1%
Ten largest holdings
Security(a)	Percent of Net Assets
SAP SE	1.7%
ASML Holding NV	1.6%
Nestle SA, Class N	1.3%
Novartis AG, Class N	1.2%
Roche Holding AG	1.2%
Novo Nordisk A/S, Class B	1.2%
AstraZeneca PLC	1.1%
HSBC Holdings PLC	1.1%
Shell PLC	1.1%
Commonwealth Bank of Australia	1.1%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
SAP SE	1.7%
ASML Holding NV	1.6%
Nestle SA, Class N	1.3%
Novartis AG, Class N	1.2%
Roche Holding AG	1.2%
Novo Nordisk A/S, Class B	1.2%
AstraZeneca PLC	1.1%
HSBC Holdings PLC	1.1%
Shell PLC	1.1%
Commonwealth Bank of Australia	1.1%
(a)Excludes short-term securities.
C000244427 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI EAFE International Index Fund
Class Name	Class G Shares
Trading Symbol	BTMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI EAFE International Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G Shares	$2	0.03%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[6]
Net Assets	$ 12,110,785,950
Holdings Count | Holding	703
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$12,110,785,950
Number of Portfolio Holdings	703
Portfolio Turnover Rate	6%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Japan	21.4%
United Kingdom	11.2%
Germany	10.2%
France	9.3%
Switzerland	7.7%
United States	7.6%
Australia	6.8%
Netherlands	4.2%
Spain	3.1%
Italy	3.1%
Other#	14.3%
Other Assets Less Liabilities	1.1%
Ten largest holdings
Security(a)	Percent of Net Assets
SAP SE	1.7%
ASML Holding NV	1.6%
Nestle SA, Class N	1.3%
Novartis AG, Class N	1.2%
Roche Holding AG	1.2%
Novo Nordisk A/S, Class B	1.2%
AstraZeneca PLC	1.1%
HSBC Holdings PLC	1.1%
Shell PLC	1.1%
Commonwealth Bank of Australia	1.1%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
SAP SE	1.7%
ASML Holding NV	1.6%
Nestle SA, Class N	1.3%
Novartis AG, Class N	1.2%
Roche Holding AG	1.2%
Novo Nordisk A/S, Class B	1.2%
AstraZeneca PLC	1.1%
HSBC Holdings PLC	1.1%
Shell PLC	1.1%
Commonwealth Bank of Australia	1.1%
(a)Excludes short-term securities.
C000099168 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI EAFE International Index Fund
Class Name	Class K Shares
Trading Symbol	BTMKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI EAFE International Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$2	0.04%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[7]
Net Assets	$ 12,110,785,950
Holdings Count | Holding	703
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$12,110,785,950
Number of Portfolio Holdings	703
Portfolio Turnover Rate	6%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Japan	21.4%
United Kingdom	11.2%
Germany	10.2%
France	9.3%
Switzerland	7.7%
United States	7.6%
Australia	6.8%
Netherlands	4.2%
Spain	3.1%
Italy	3.1%
Other#	14.3%
Other Assets Less Liabilities	1.1%
Ten largest holdings
Security(a)	Percent of Net Assets
SAP SE	1.7%
ASML Holding NV	1.6%
Nestle SA, Class N	1.3%
Novartis AG, Class N	1.2%
Roche Holding AG	1.2%
Novo Nordisk A/S, Class B	1.2%
AstraZeneca PLC	1.1%
HSBC Holdings PLC	1.1%
Shell PLC	1.1%
Commonwealth Bank of Australia	1.1%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
SAP SE	1.7%
ASML Holding NV	1.6%
Nestle SA, Class N	1.3%
Novartis AG, Class N	1.2%
Roche Holding AG	1.2%
Novo Nordisk A/S, Class B	1.2%
AstraZeneca PLC	1.1%
HSBC Holdings PLC	1.1%
Shell PLC	1.1%
Commonwealth Bank of Australia	1.1%
(a)Excludes short-term securities.
C000008452 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell 2000 Small-Cap Index Fund
Class Name	Institutional Shares
Trading Symbol	MASKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Russell 2000 Small-Cap Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Master Small Cap Index Series (the “Series”), a series of Quantitative Master Series LLC. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6(a)	0.12%(a)(b)
(a)	Because the Fund invests all of its assets in the Series, the expense example reflects the net expenses of both the Fund and the Series.
(b)	Annualized.

Expenses Paid, Amount	$ 6	[8]
Expense Ratio, Percent	0.12%	[8],[9]
Net Assets	$ 2,756,036,586
Holdings Count | Holding	1
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,756,036,586
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Series	15%

C000008451 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell 2000 Small-Cap Index Fund
Class Name	Investor A Shares
Trading Symbol	MDSKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Russell 2000 Small-Cap Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Master Small Cap Index Series (the “Series”), a series of Quantitative Master Series LLC. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$18(a)	0.37%(a)(b)
(a)	Because the Fund invests all of its assets in the Series, the expense example reflects the net expenses of both the Fund and the Series.
(b)	Annualized.

Expenses Paid, Amount	$ 18	[10]
Expense Ratio, Percent	0.37%	[10],[11]
Net Assets	$ 2,756,036,586
Holdings Count | Holding	1
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,756,036,586
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Series	15%

C000201957 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell 2000 Small-Cap Index Fund
Class Name	Investor P Shares
Trading Symbol	BDBPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Russell 2000 Small-Cap Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Master Small Cap Index Series (the “Series”), a series of Quantitative Master Series LLC. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$18(a)	0.37%(a)(b)
(a)	Because the Fund invests all of its assets in the Series, the expense example reflects the net expenses of both the Fund and the Series.
(b)	Annualized.

Expenses Paid, Amount	$ 18	[12]
Expense Ratio, Percent	0.37%	[12],[13]
Net Assets	$ 2,756,036,586
Holdings Count | Holding	1
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,756,036,586
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Series	15%

[1]	Annualized.
[2]	Because the Fund invests all of its assets in the Series, the expense example reflects the net expenses of both the Fund and the Series.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Because the Fund invests all of its assets in the Series, the expense example reflects the net expenses of both the Fund and the Series.
[9]	Annualized.
[10]	Because the Fund invests all of its assets in the Series, the expense example reflects the net expenses of both the Fund and the Series.
[11]	Annualized.
[12]	Because the Fund invests all of its assets in the Series, the expense example reflects the net expenses of both the Fund and the Series.
[13]	Annualized.